UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22437

Guggenheim Taxable Municipal Managed Duration Trust
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee
227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100
Date of fiscal year end: May 31
Date of reporting period: December 1, 2016 – February 28, 2017

Item 1. Schedule of Investments.
 Attached hereto.

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Shares	Value
COMMON STOCKS† - 0.1%
Energy - 0.1%
SandRidge Energy, Inc.*	9,731	$182,456
Technology - 0.0%**
Aspect Software Parent, Inc.*,†††,1	8,351	125,019
Aspect Software Parent, Inc.*,†††,1	348	5,210
Total Technology		130,229
Communications - 0.0%**
Cengage Learning Acquisitions, Inc.*,††	3,457	38,027
Consumer, Non-cyclical - 0.0%**
Targus Group International Equity, Inc*,†††,1	18,415	26,886
Basic Materials - 0.0%**
Mirabela Nickel Ltd.*,†††,1	335,401	26
Total Common Stocks
(Cost $566,605)		377,624

	Face
	Amount	Value
SHORT TERM INVESTMENTS† - 1.0%
Dreyfus Treasury Prime Cash Management Institutional Shares
0.39%[2]	$4,075,756	4,075,756
Total Short Term Investments
(Cost $4,075,756)		4,075,756

	Face
	Amount	Value
MUNICIPAL BONDS†† - 110.7%
California - 22.3%
Los Angeles, California, Department of Water & Power Revenue, Taxable Build America Bonds[3]
7.00% due 07/01/41	10,000,000	11,791,500
7.00% due 07/01/41	10,000,000	11,465,600
Santa Ana Unified School District, California, General Obligation Bonds, Federal Taxable Build America Bonds[3]
7.10% due 08/01/40	7,755,000	10,068,394
6.80% due 08/01/30	2,245,000	2,730,908
California, General Obligation Bonds, Various Purpose, Taxable Build America Bonds[3]
7.70% due 11/01/30[4]	10,000,000	11,864,900
Oakland Unified School District, County of Alameda, California, Taxable General Obligation Bonds, Election of 2006, Qualified School Construction Bonds, Series 2012B
6.88% due 08/01/33[4]	10,000,000	10,756,600

	Face
	Amount	Value
MUNICIPAL BONDS†† - 110.7% (continued)
California - 22.3% (continued)
Long Beach Unified School District, California, Qualified School Construction Bonds, Federally Taxable, Election of 2008, General Obligation Bonds
5.91% due 08/01/25	$7,500,000	$8,975,550
Riverside Community College District, Riverside County, California, Election of 2004 General Obligation Bonds, Taxable Build America Bonds[3]
7.02% due 08/01/40[4]	5,000,000	5,776,100
Metropolitan Water District, Southern California, Water Revenue Bonds, 2010 Authorization, Taxable Build America Bonds[3]
6.95% due 07/01/40	5,000,000	5,736,000
Sonoma Valley Unified School District General Obligation Unlimited Build America Bonds[3]
7.12% due 08/01/28[4]	3,330,000	3,846,983
Culver City Redevelopment Agency, California, Taxable Tax Allocation Bonds, Culver City Redevelopment Project
8.00% due 11/01/20	2,310,000	2,429,935
Monrovia Unified School District, Los Angeles County, California, Election of 2006 General Obligation Bonds, Build America Bonds, Federally Taxable[3]
7.25% due 08/01/28[4]	1,025,000	1,255,307
Cypress Elementary School District (Orange County, California), General Obligation Bonds, Direct Pay Qualified School Construction Bonds, 2008 Election
6.65% due 08/01/25[4]	660,000	761,930
6.05% due 08/01/21[4]	340,000	370,926
Placentia-Yorba Linda Unified School District (Orange County, California), General Obligation Bonds, Federally Taxable Direct-Pay Qualified School Construction Bonds, Election of 2008
5.40% due 02/01/26[4]	1,000,000	1,131,030
Alhambra Unified School District General Obligation Unlimited
6.70% due 02/01/26[4]	500,000	607,675

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
MUNICIPAL BONDS†† - 110.7% (continued)
California - 22.3% (continued)
California State University Revenue Bonds
3.90% due 11/01/47	$500,000	$497,340
Total California		90,066,678
Illinois - 10.7%
Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Build America Program, Taxable[3]
8.15% due 04/01/41	5,000,000	5,616,800
7.95% due 04/01/35[4]	4,500,000	5,082,705
City of Chicago Illinois General Obligation Unlimited
5.43% due 01/01/42[4]	4,000,000	3,427,640
6.26% due 01/01/40[4]	3,575,000	3,210,529
Chicago, Illinois, Second Lien Wastewater Transmission Revenue Project Bonds, Taxable Build America Bonds[3]
6.90% due 01/01/40[4]	5,100,000	6,393,207
Illinois, General Obligation Bonds, Taxable Build America Bonds[3]
7.35% due 07/01/35	5,000,000	5,414,250
Chicago, Illinois, Second Lien Water Revenue Bonds, Taxable Build America Bonds[3]
6.74% due 11/01/40	2,990,000	3,776,848
Chicago, Illinois, Board of Education, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Taxable Build America Bonds[3]
6.52% due 12/01/40[4]	5,000,000	3,657,800
Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Project, Recovery Zone Economic Development Bonds, Build America Bonds[3]
7.23% due 10/15/35[4]	3,000,000	3,249,120
Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Project, Build America Bonds[3]
7.03% due 04/15/32[4]	2,000,000	2,172,780
State of Illinois General Obligation Unlimited, Build America Bonds[3]
6.63% due 02/01/35	930,000	959,342
6.73% due 04/01/35	200,000	207,710

	Face
	Amount	Value
MUNICIPAL BONDS†† - 110.7% (continued)
Illinois - 10.7% (continued)
Chicago Board of Education General Obligation Unlimited Build America Bonds[3]
6.14% due 12/01/39[4]	$195,000	$143,112
Total Illinois		43,311,843
Washington - 9.9%
Washington State University, Housing and Dining System Revenue Bonds, Taxable Build America Bonds[3]
7.40% due 04/01/41[4]	6,675,000	9,270,573
7.10% due 04/01/32	3,325,000	4,234,720
Public Hospital District No. 1, King County, Washington, Valley Medical Center, Hospital Facilities Revenue Bonds, Build America Bonds[3]
8.00% due 06/15/40[4]	5,800,000	6,487,300
Washington State Convention Center Public Facilities District, Lodging Tax Bonds, Taxable Build America Bonds[3]
6.79% due 07/01/40	5,000,000	6,331,850
Central Washington University, System Revenue Bonds, 2010, Taxable Build America Bonds[3]
6.50% due 05/01/30[4]	5,000,000	5,924,900
City of Anacortes Washington Utility System Revenue Revenue Bonds, Build America Bonds[3]
6.48% due 12/01/30[4]	5,000,000	5,524,600
City of Auburn Washington Utility System Revenue Revenue Bonds, Build America Bonds[3]
6.40% due 12/01/30[4]	2,000,000	2,142,320
Total Washington		39,916,263
Indiana - 6.5%
Noblesville Multi-School Building Corporation, Hamilton County, Indiana, Taxable Unlimited Ad Valorem Property Tax First Mortgage Bonds, Build America Bonds[3]
6.50% due 07/15/30	10,000,000	11,182,001
Evansville-Vanderburgh School Building Corp. Revenue Bonds, Build America Bonds[3]
6.50% due 01/15/30[4]	8,690,000	9,884,788
Knox County, Indiana, Good Samaritan Hospital Project, Taxable Economic Development Revenue Bonds, Qualified Energy Conservation Bonds - Direct Payment, Series 2012B, Build America Bonds[3]
5.90% due 04/01/34[4]	2,920,000	3,075,256

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
MUNICIPAL BONDS†† - 110.7% (continued)
Indiana - 6.5% (continued)
Indiana Finance Authority Revenue Bonds
5.50% due 04/01/24	$1,060,000	$1,179,070
5.50% due 04/01/26	620,000	692,038
Total Indiana		26,013,153
New York - 6.3%
Westchester County Health Care Corporation, Revenue Bonds, Taxable Build America Bonds[3]
8.57% due 11/01/40[4]	10,000,000	13,091,499
Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Taxable Build America Bonds[3]
6.55% due 11/15/31	5,000,000	6,502,050
7.13% due 11/15/30	5,000,000	5,830,350
Total New York		25,423,899
New Jersey - 6.3%
New Jersey Turnpike Authority Revenue Bonds, Build America Bonds[3]
7.10% due 01/01/41	10,000,000	14,210,800
Camden County Improvement Authority Revenue Bonds, Build America Bonds[3]
7.75% due 07/01/34[4]	8,000,000	8,967,200
7.85% due 07/01/35[4]	2,000,000	2,241,940
Total New Jersey		25,419,940
Pennsylvania - 6.3%
School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series 2011A, Qualified School Construction Bonds - (Federally Taxable - Direct Subsidy)
6.00% due 09/01/30[4]	10,330,000	11,386,552
Pittsburgh, Pennsylvania, School District, Taxable Qualified School Construction Bonds
6.85% due 09/01/29[4]	6,870,000	8,630,987
Lebanon, Pennsylvania, Sewer Revenue Bonds, Taxable Build America Bonds[3]
7.14% due 12/15/35[4]	4,865,000	5,287,331
Total Pennsylvania		25,304,870
Michigan - 6.1%
Detroit City School District General Obligation Unlimited, Build America Bonds[3]
6.85% due 05/01/40[4]	5,000,000	5,260,500
7.75% due 05/01/39[4]	2,640,000	3,485,169

	Face
	Amount	Value
MUNICIPAL BONDS†† - 110.7% (continued)
Michigan - 6.1% (continued)
Whitehall District Schools, Muskegon County, Michigan, 2010 School Building and Site Bonds, General Obligation, Unlimited Tax Bonds, Taxable Qualified School Construction Bonds
6.10% due 05/01/26[4]	$2,500,000	$2,634,475
6.50% due 05/01/29[4]	2,000,000	2,100,660
Fraser Public School District, Macomb County, Michigan, General Obligation Federally Taxable School Construction Bonds, 2011 School Building and Site Bonds
6.05% due 05/01/26[4]	3,000,000	3,265,110
Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable Qualified School Construction Bonds
6.65% due 05/01/29[4]	2,640,000	3,059,892
City of Detroit Michigan Sewage Disposal System Revenue Revenue Bonds
1.27% due 07/01/32[5]	2,000,000	1,712,579
City of Detroit Michigan Water Supply System Revenue Revenue Bonds
5.00% due 07/01/41	1,555,000	1,641,707
Oakridge, Michigan, Public Schools, Unlimited Tax General Obligation Bonds
6.75% due 05/01/26[4]	1,000,000	1,090,740
Comstock Park Public Schools General Obligation Unlimited
6.30% due 05/01/26[4]	415,000	470,710
Total Michigan		24,721,542
Texas - 6.1%
Dallas, Texas, Convention Center Hotel Development Corporation, Hotel Revenue Bonds, Taxable Build America Bonds[3]
7.09% due 01/01/42[4]	10,000,000	13,143,700
El Paso, Texas, Combination Tax and Revenue Certification of Obligation, Taxable Build America Bonds[3]
6.70% due 08/15/36[4]	10,000,000	11,303,600
Total Texas		24,447,300
Florida - 4.1%
County of Miami-Dade Florida Transit System Revenue Bonds, Build America Bonds[3]
6.91% due 07/01/39[4]	10,000,000	10,902,100

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
MUNICIPAL BONDS†† - 110.7% (continued)
Florida - 4.1% (continued)
Orlando, Florida, Community Redevelopment Agency, Taxable Tax Increment Revenue Build America Bonds[3]
7.78% due 09/01/40[4]	$5,000,000	$5,695,550
Total Florida		16,597,650
West Virginia - 3.5%
State of West Virginia, Higher Education Policy Commission, Revenue Bonds, Federally Taxable Build America Bonds 2010[3]
7.65% due 04/01/40[4]	10,000,000	14,038,200
Ohio - 3.2%
American Municipal Power, Inc., Combined Hydroelectric Projects Revenue Bonds, New Clean Renewable Energy Bonds, Build America Bonds[3]
7.33% due 02/15/28[4]	5,000,000	6,424,300
Madison Local School District, Richland County, Ohio, School Improvement, Taxable Qualified School Construction Bonds
6.65% due 12/01/29[4]	2,500,000	2,806,375
Cuyahoga County, Ohio, Hospital Revenue Bonds, The Metrohealth System, Build America Bonds, Taxable[3]
8.22% due 02/15/40[4]	1,950,000	2,373,969
Toronto City School District, Ohio, Qualified School Construction Bonds General Obligation Bonds
7.00% due 12/01/28	1,230,000	1,301,771
Total Ohio		12,906,415
Colorado - 2.9%
Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Build America Bonds[3]
7.02% due 03/15/31[4]	7,500,000	8,544,900

	Face
	Amount	Value
MUNICIPAL BONDS†† - 110.7% (continued)
Colorado - 2.9% (continued)
Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Qualified School Construction
6.82% due 03/15/28[4]	$2,500,000	$3,252,200
Total Colorado		11,797,100
Vermont - 2.7%
Vermont State Colleges, Revenue Bonds, Taxable Build America Bonds[3]
7.21% due 07/01/40[4]	7,500,000	8,522,475
6.10% due 07/01/25[4]	2,155,000	2,393,839
Total Vermont		10,916,314
Alabama - 2.6%
Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds[3]
7.20% due 09/01/38[4]	5,000,000	5,270,450
7.10% due 09/01/35[4]	3,000,000	3,152,070
7.25% due 09/01/40[4]	2,000,000	2,110,000
Total Alabama		10,532,520
Nevada - 2.6%
Nevada System of Higher Education University, Revenue Bonds, Build America Bonds[3]
7.90% due 07/01/40	5,050,000	5,729,427
7.60% due 07/01/30	1,500,000	1,694,445
Clark County, Nevada, Airport Revenue Bonds, Build America Bonds[3]
6.88% due 07/01/42[4]	1,425,000	1,577,105
Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Water Bonds, Taxable Build America Bonds[3]
7.10% due 06/01/39[4]	1,200,000	1,314,972
Total Nevada		10,315,949
Louisiana - 2.4%
Orleans Parish, School Board of the Parish of Orleans, Louisiana
4.40% due 02/01/21[4]	8,000,000	8,553,600
Tangipahoa Parish Hospital Service District No. 1, Louisiana, Taxable Hospital Revenue Bonds, North Oaks Health System Project, Build America Bonds[3]
7.20% due 02/01/42[4]	1,055,000	1,103,119
Total Louisiana		9,656,719
Mississippi - 1.9%
Medical Center Educational Building Corporation, Taxable Build America Bonds, University of Mississippi Medical Center Facilities Expansion and
Renovation Project[3]
6.84% due 06/01/35[4]	5,000,000	5,505,050

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
MUNICIPAL BONDS†† - 110.7% (continued)
Mississippi - 1.9% (continued)
Mississippi, Hospital Equipment and Facilities Authority, Taxable Build America Revenue Bonds, Forrest County General Hospital Project[3]
7.27% due 01/01/32	$1,000,000	$1,075,310
7.39% due 01/01/40[4]	905,000	971,445
Total Mississippi		7,551,805
South Carolina - 1.6%
County of Horry South Carolina Airport Revenue Revenue Bonds, Build America Bonds[3]
7.33% due 07/01/40[4]	5,000,000	6,429,200
Georgia - 1.4%
Georgia Municipal Association, Inc., Certificates of Participation, DeKalb County Public Schools Project
5.21% due 12/01/22[4]	5,000,000	5,643,500
South Dakota - 0.9%
Pierre, South Dakota, Taxable Electric Revenue Bonds, Recovery Zone Economic Development Bonds, Build America Bonds[3]
7.50% due 12/15/40	3,490,000	3,672,283
Puerto Rico - 0.4%
Puerto Rico Electric Power Authority Revenue Bonds
5.25% due 07/01/32	1,000,000	1,046,180
1.19% due 07/01/29[5]	950,000	730,180
Total Puerto Rico		1,776,360
Total Municipal Bonds
(Cost $384,281,763)		446,459,503
ASSET BACKED SECURITIES†† - 9.1%
Collateralized Loan Obligations - 8.2%
Catamaran CLO Ltd.
2012-1A, 7.25% due 12/20/23[5,6]	1,250,000	1,127,922
2014-1A, 5.53% due 04/20/26[5,6]	1,000,000	910,664
OCP CLO Ltd.
2014-6A, 5.97% due 07/17/26[5,6]	1,000,000	937,429
2014-6A, 4.67% due 07/17/26[5,6]	250,000	247,504
2015-9A, 4.72% due 07/15/27[5,6]	250,000	246,317
2013-4A, 6.04% due 10/24/25[5,6]	250,000	237,133
Fortress Credit Investments IV Ltd.
2015-4A, 4.52% due 07/17/23[5,6]	1,000,000	971,815

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 9.1% (continued)
Collateralized Loan Obligations - 8.2% (continued)
2015-4A, 6.12% due 07/17/23[5,6]	$500,000	$484,282
CIFC Funding Ltd.
2014-1A, 6.27% due 04/18/25[5,6]	750,000	660,695
2013-2A, 5.62% due 04/21/25[5,6]	500,000	472,633
2013-2A, 4.62% due 04/21/25[5,6]	200,000	199,985
Avery Point IV CLO Ltd.
2014-1A, 6.04% due 04/25/26[5,6]	1,000,000	808,768
2014-1A, 5.64% due 04/25/26[5,6]	500,000	457,016
Jamestown CLO VI Ltd.
2015-6A, 6.30% due 02/20/27[5,6]	1,250,000	1,041,044
Saranac CLO III Ltd.
2014-3A, 4.65% due 06/22/25[5,6]	1,000,000	989,949
Betony CLO Ltd.
2015-1A, 6.37% due 04/15/27[5,6]	1,000,000	935,990
Ocean Trails CLO IV
2013-4A, 6.93% due 08/13/25[5,6]	1,000,000	928,249
Dryden XXXI Senior Loan Fund
2014-31A, 4.52% due 04/18/26[5,6]	900,000	895,119
Venture XX CLO Ltd.
2015-20A, 7.32% due 04/15/27[5,6]	900,000	773,565
Longfellow Place CLO Ltd.
2013-1A, 6.77% due 01/15/24[5,6]	750,000	743,526
KVK CLO Ltd.
2014-2A, 5.77% due 07/15/26[5,6]	300,000	259,976
2013-2A, 4.67% due 01/15/26[5,6]	250,000	240,629
2015-1A, 6.80% due 05/20/27[5,6]	250,000	233,583
North End CLO Limited
2013-1A, 5.62% due 07/17/25[5,6]	750,000	686,321
Octagon Investment Partners XVII Ltd.
2013-1A, 6.19% due 10/25/25[5,6]	750,000	653,498
Cent CLO Ltd.
2014-21A, 4.54% due 07/27/26[5,6]	600,000	586,921
Eaton Vance CLO Ltd.
2014-1A, 6.05% due 07/15/26[5,6]	600,000	555,868

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 9.1% (continued)
Collateralized Loan Obligations - 8.2% (continued)
OHA Credit Partners VIII Ltd.
2013-8A, 5.43% due 04/20/25[5,6]	$275,000	$254,854
2013-8A, 4.53% due 04/20/25[5,6]	250,000	246,994
Marathon CLO VII Ltd.
2014-7A, 4.54% due 10/28/25[5,6]	500,000	500,376
COA Summit CLO Limited
2014-1A, 3.83% due 04/20/23[5,6]	500,000	499,957
Silver Spring CLO Ltd.
2014-1A, 4.02% due 10/15/26[5,6]	500,000	498,639
Neuberger Berman CLO XIII Ltd.
2012-13X, 6.14% due 01/23/24	500,000	497,959
Saranac CLO II Ltd.
2014-2A, 4.70% due 02/20/25[5,6]	500,000	494,933
Newstar Commercial Loan Funding LLC
2013-1A, 5.41% due 09/20/23[5,6]	250,000	250,000
2014-1A, 5.78% due 04/20/25[5,6]	250,000	244,685
Eastland CLO Ltd.
2007-1A, 1.36% due 05/01/22[4,5,6]	498,324	494,253
Golub Capital Partners CLO Ltd.
2014-18A, 5.04% due 04/25/26[4,5,6]	250,000	244,925
2014-21A, 4.34% due 10/25/26[5,6]	250,000	244,801
Ocean Trails CLO V
2014-5A, 6.37% due 10/13/26[5,6]	500,000	486,692
Galaxy XVI CLO Ltd.
2013-16A, 4.39% due 11/16/25[5,6]	500,000	484,508
NewMark Capital Funding CLO Ltd.
2014-2A, 5.80% due 06/30/26[5,6]	500,000	468,243
WhiteHorse X Ltd.
2015-10A, 6.32% due 04/17/27[5,6]	500,000	437,996
WhiteHorse VIII Ltd.
2014-1A, 5.58% due 05/01/26[5,6]	500,000	431,192
AMMC CLO XIII Ltd.
2013-13A, 6.79% due 01/26/26[5,6]	400,000	363,857
Flatiron CLO Ltd.
2013-1A, 6.37% due 01/17/26[5,6]	400,000	352,448

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 9.1% (continued)
Collateralized Loan Obligations - 8.2% (continued)
Regatta IV Funding Ltd.
2014-1A, 5.99% due 07/25/26[5,6]	$300,000	$275,258
TICP CLO I Ltd.
2014-1A, 5.53% due 04/26/26[5,6]	300,000	270,792
Pinnacle Park CLO Ltd.
2014-1A, 6.57% due 04/15/26[5,6]	300,000	253,109
Race Point V CLO Ltd.
2014-5A, 4.71% due 12/15/22[5,6]	250,000	249,997
Black Diamond CLO Ltd.
2014-1A, 3.87% due 02/06/26[5,6]	250,000	249,985
Staniford Street CLO Ltd.
2014-1A, 4.46% due 06/15/25[5,6]	250,000	249,922
GoldenTree Loan Opportunities III Ltd.
2007-3A, 4.23% due 05/01/22[5,6]	250,000	249,442
DIVCORE CLO Ltd.
2013-1A, 4.67% due 11/15/32[4,5,6]	250,000	249,091
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 4.56% due 10/15/26[5,6]	250,000	248,884
Octagon Investment Partners XXI Ltd.
2014-1A, 7.64% due 11/14/26[5,6]	250,000	248,401
Monroe Capital CLO Ltd.
2014-1A, 4.59% due 10/22/26[5,6]	250,000	247,825
Cerberus Onshore II CLO LLC
2014-1A, 5.02% due 10/15/23[5,6]	250,000	247,195
Octagon Investment Partners XV Ltd.
2013-1A, 5.77% due 01/19/25[5,6]	250,000	242,141
Jamestown CLO IV Ltd.
2014-4A, 4.52% due 07/15/26[5,6]	250,000	241,283
Octagon Investment Partners XIV Ltd.
2012-1A, 7.52% due 01/15/24[5,6]	250,000	236,812

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 9.1% (continued)
Collateralized Loan Obligations - 8.2% (continued)
Ballyrock CLO LLC
2014-1A, 6.03% due 10/20/26[5,6]	$250,000	$233,125
Adams Mill CLO Ltd.
2014-1A, 6.02% due 07/15/26[5,6]	250,000	232,107
Mountain Hawk II CLO Ltd.
2013-2A, 4.18% due 07/22/24[5,6]	250,000	231,981
Jamestown CLO III Ltd.
2013-3A, 5.62% due 01/15/26[5,6]	250,000	230,328
ACAS CLO Ltd.
2014-1A, 6.92% due 07/18/26[5,6]	250,000	229,673
Octagon Investment Partners XX Ltd.
2014-1A, 6.28% due 08/12/26[5,6]	250,000	228,046
Washington Mill CLO Ltd.
2014-1A, 5.88% due 04/20/26[5,6]	250,000	228,020
Harbourview CLO VII Ltd.
2014-7A, 6.18% due 11/18/26[5,6]	250,000	227,292
Octagon Investment Partners XXII Ltd.
2014-1A, 7.34% due 11/25/25[5,6]	250,000	226,853
BNPP IP CLO Ltd.
2014-2A, 6.29% due 10/30/25[5,6]	250,000	226,362
Tuolumne Grove CLO Ltd.
2014-1A, 5.79% due 04/25/26[5,6]	250,000	226,167
Jamestown CLO V Ltd.
2014-5A, 6.12% due 01/17/27[5,6]	250,000	221,258
Avery Point V CLO Ltd.
2014-5A, 5.92% due 07/17/26[5,6]	250,000	220,625
OZLM XI Ltd.
2015-11A, 7.19% due 01/30/27[5,6]	250,000	213,614
Keuka Park CLO Ltd.
2013-1A, 5.99% due 10/21/24[5,6]	250,000	211,026
AIMCO CLO
2014-AA, 6.28% due 07/20/26[5,6]	250,000	203,415
Carlyle Global Market Strategies CLO Ltd.
2012-3A, 10/04/24[4,6,7]	250,000	199,037

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 9.1% (continued)
Collateralized Loan Obligations - 8.2% (continued)
Gallatin CLO VII Ltd.
2014-1A, 4.78% due 07/15/23[4,5,6]	$200,000	$196,544
WhiteHorse VII Ltd.
2013-1A, 5.85% due 11/24/25[5,6]	200,000	185,978
Atlas Senior Loan Fund II Ltd.
2012-2A, 01/30/24[4,6,7]	250,000	153,133
Ares XXV CLO Ltd.
2013-3A, 01/17/24[4,6,7]	250,000	127,032
West CLO Ltd.
2013-1A, 11/07/25[6,7]	250,000	114,253
Great Lakes CLO Ltd.
2012-1A, 01/15/23[4,7,8]	250,000	106,476
Gramercy Park CLO Ltd.
2012-1A, 07/17/23[6,7]	250,000	36,580
Total Collateralized Loan Obligations		33,252,775
Collateralized Debt Obligations - 0.7%
FDF I Ltd.
2015-1A, 7.50% due 11/12/30[6]	1,000,000	1,003,248
N-Star REL CDO VIII Ltd.
2006-8A, 1.15% due 02/01/41[4,5,6]	800,093	792,307
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 1.48% due 11/21/40[5,6]	250,000	244,537
Putnam Structured Product CDO Ltd.
2002-1A, 1.45% due 01/10/38[4,5,6]	222,218	220,096
SRERS Funding Ltd.
2011-RS, 1.02% due 05/09/46[5,6]	212,567	209,752
Pasadena CDO Ltd.
2002-1A, 1.85% due 06/19/37[5,6]	150,056	148,598
Highland Park CDO I Ltd.
2006-1A, 1.45% due 11/25/51[5,6]	134,226	124,335

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 9.1% (continued)
Collateralized Debt Obligations - 0.7% (continued)
Diversified Asset Securitization Holdings II, LP
2000-1X, 1.45% due 09/15/35[5]	$9,911	$9,849
Total Collateralized Debt Obligations		2,752,722
Credit Cards - 0.1%
Credit Card Pass-Through Trust
2012-BIZ, 0.00% due 12/15/49[4,6,7]	618,047	459,613
Whole Business - 0.1%
Icon Brand Holdings LLC
2012-1A, 4.23% due 01/25/43[6]	236,990	216,421
Transportation - 0.0%**
Raspro Trust
2005-1A, 1.40% due 03/23/24[4,5,6]	45,250	42,987
Total Asset Backed Securities
(Cost $31,890,216)		36,724,518
SENIOR FLOATING RATE INTERESTS††,5 - 4.6%
Technology - 2.3%
EIG Investors Corp.
6.04% due 02/09/23	4,958,926	4,985,804
Solera LLC
4.45% due 03/03/21†††,1	1,800,000	1,597,008
TIBCO Software, Inc.
5.50% due 12/04/20	687,750	696,202
Advanced Computer Software
6.56% due 03/18/22	490,000	469,175
Aspect Software, Inc.
11.28% due 05/25/20	440,581	432,320
Ceridian Corp.
4.54% due 09/15/20	410,417	409,521
First Data Corp.
3.78% due 03/24/21	252,553	254,722
Micron Technology, Inc.
4.54% due 04/26/22	248,750	251,879
Total Technology		9,096,631
Consumer, Non-cyclical - 0.7%
Parts Town
7.50% due 06/23/22†††,1	1,271,813	1,271,813
Springs Industries, Inc.
7.50% due 06/01/21†††,1	497,500	497,500
American Seafoods Group LLC / American Seafoods Finance, Inc.
6.02% due 08/19/21	462,269	462,269
American Tire Distributors, Inc.
5.25% due 09/01/21	292,632	291,292
Quorum Business Solutions
5.75% due 08/06/21	215,600	203,742

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,5 - 4.6% (continued)
Consumer, Non-cyclical - 0.7% (continued)
Targus Group International, Inc.
15.00% due 12/31/19†††,1	$85,019	$118,882
15.00% due 12/31/19†††,1	213,492	-
Total Consumer, Non-cyclical		2,845,498
Industrial - 0.6%
NVA Holdings, Inc.
4.75% due 08/14/21	586,525	589,459
5.50% due 08/14/21	314,886	314,886
Transdigm, Inc.
3.98% due 06/04/21	487,500	489,240
Amber Bidco Foster + Partners
4.77% due 06/30/21†††,1	250,000	246,883
NaNa Development Corp.
8.00% due 03/15/18	250,000	243,750
SI Organization
5.75% due 11/22/19	171,488	173,256
Hunter Defense Technologies
7.01% due 08/05/19	186,667	168,000
Hunter Fan Co.
6.50% due 12/20/17	60,297	59,694
Total Industrial		2,285,168
Consumer, Cyclical - 0.5%
Sears Holdings Corp.
5.50% due 06/30/18	596,414	590,080
LA Fitness International LLC
6.00% due 07/01/20	480,806	485,215
Accuride Corp.
8.00% due 11/17/23	250,000	247,188
Neiman Marcus Group, Inc.
4.25% due 10/25/20	243,108	195,619
MX Holdings US, Inc.
3.53% due 08/14/23	147,761	148,747
Navistar Inc.
5.00% due 08/07/20	98,750	99,306
J. Crew Group, Inc.
4.00% due 03/05/21	97,494	55,626
Total Consumer, Cyclical		1,821,781
Financial - 0.4%
Magic Newco, LLC
5.00% due 12/12/18	957,539	960,383
12.00% due 06/12/19	100,000	105,833
Safe-Guard
6.25% due 08/19/21	460,786	461,938
Integro Parent, Inc.
6.78% due 10/28/22	247,571	246,333
Total Financial		1,774,487
Energy - 0.1%
MRP Generation Holding
8.00% due 10/18/22	299,250	299,624
PSS Companies
5.50% due 01/28/20	194,392	151,626
Total Energy		451,250
Communications - 0.0%**
Univision Communications, Inc.
4.00% due 03/01/20	97,383	97,640

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,5 - 4.6% (continued)
Communications - 0.0%** (continued)
Houghton Mifflin Co.
4.00% due 05/31/21	$100,000	$92,813
Total Communications		190,453
Transportation - 0.0%**
Sirva Worldwide, Inc.
7.52% due 11/22/22	25,626	25,050
Total Senior Floating Rate Interests
(Cost $18,336,173)		18,490,317
CORPORATE BONDS†† - 3.8%
Energy - 1.7%
EQT Corp.
8.13% due 06/01/19[4]	1,200,000	1,345,052
Comstock Resources, Inc.
10.00% due 03/15/20[9]	1,100,000	1,138,500
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19	800,000	789,999
Hess Corp.
8.13% due 02/15/19[4]	650,000	718,374
Antero Resources Corp.
5.63% due 06/01/23[4]	600,000	607,500
5.38% due 11/01/21[4]	100,000	102,250
Husky Energy, Inc.
3.95% due 04/15/22[4]	250,000	261,576
4.00% due 04/15/24[4]	195,000	199,947
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	300,000	325,959
Halcon Resources Corp.
8.63% due 02/01/20[6]	300,000	313,889
Equities Corp.
4.88% due 11/15/21[4]	250,000	269,011
Buckeye Partners, LP
4.35% due 10/15/24	250,000	257,480
Approach Resources, Inc.
7.00% due 06/15/21[4]	160,000	140,800
Cheniere Corpus Christi Holdings LLC
7.00% due 06/30/24[6]	100,000	112,000
DCP Midstream Operating, LP
5.35% due 03/15/20[6]	100,000	104,750
FTS International, Inc.
8.46% due 06/15/20[5,6]	100,000	103,000
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[8,10]	651,500	74,923
Total Energy		6,865,010
Communications - 1.0%
Sprint Communications, Inc.
7.00% due 03/01/20[6]	900,000	983,250
9.00% due 11/15/18[6]	150,000	164,063
DISH DBS Corp.
5.88% due 11/15/24	1,050,000	1,118,250
Sprint Corp.
7.25% due 09/15/21	500,000	545,000
T-Mobile USA, Inc.
6.00% due 04/15/24[4]	500,000	533,750

	Face
	Amount	Value
CORPORATE BONDS†† - 3.8% (continued)
Communications - 1.0% (continued)
MDC Partners, Inc.
6.50% due 05/01/24[6]	$500,000	$483,125
Zayo Group LLC / Zayo Capital, Inc.
6.38% due 05/15/25	100,000	107,750
CSC Holdings LLC
5.25% due 06/01/24	100,000	100,625
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[6]	100,000	98,000
Total Communications		4,133,813
Consumer, Non-cyclical - 0.6%
Tufts Medical Center, Inc.
7.00% due 01/01/38	1,500,000	1,709,414
WEX, Inc.
4.75% due 02/01/23[6]	250,000	248,750
ADT Corp.
6.25% due 10/15/21	200,000	218,250
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[6]	100,000	100,250
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[6]	100,000	99,625
Total Consumer, Non-cyclical		2,376,289
Technology - 0.2%
Micron Technology, Inc.
7.50% due 09/15/23[6]	550,000	613,250
Infor US, Inc.
6.50% due 05/15/22	200,000	208,000
Total Technology		821,250
Basic Materials - 0.1%
GCP Applied Technologies, Inc.
9.50% due 02/01/23[6]	500,000	567,400
Mirabela Nickel Ltd.
2.38% due 06/24/19	96,316	6,742
1.00% due 09/10/44†††,1	1,918	–
Total Basic Materials		574,142
Consumer, Cyclical - 0.1%
WMG Acquisition Corp.
6.75% due 04/15/22[6]	200,000	210,520
PF Chang's China Bistro, Inc.
10.25% due 06/30/20[4,6]	125,000	124,375
Total Consumer, Cyclical		334,895
Financial - 0.1%
FBM Finance, Inc.
8.25% due 08/15/21[6]	150,000	160,530
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[6]	125,000	127,188
Total Financial		287,718
Total Corporate Bonds
(Cost $13,765,552)		15,393,117

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.1%
Residential Mortgage Backed Securities - 0.1%
Nomura Resecuritization Trust
2012-1R, 1.22% due 08/27/47[4,5,6]	$204,376	$202,251

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.1% (continued)
Residential Mortgage Backed Securities - 0.1% (continued)
Banc of America Funding Ltd.
2013-R1, 0.99% due 11/03/41[5,6]	$82,144	$75,161
Total Residential Mortgage Backed Securities		277,412
Total Collateralized Mortgage Obligations
(Cost $272,103)		277,412
Total Investments - 129.4%
(Cost $452,790,078)		$521,798,247
Other Assets & Liabilities, net - (29.4)%		(118,670,389)
Total Net Assets - 100.0%		$403,127,858

*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs, unless otherwise noted. — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted. — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	Security was fair valued by the Valuation Committee at February 28, 2017. The total market value of fair valued securities amounts to $3,889,227, (cost $4,380,395) or 1.0% of total net assets.
2	Rate indicated is the 7-day yield as of February 28, 2017.
3	Taxable municipal bond issued as part of the Build America Bond program.
4
All or a portion of these securities have been physically segregated in connection with borrowings and reverse repurchase agreements. As of February 28, 2017, the total value of securities segregated was $275,599,065.

5	Variable rate security. Rate indicated is rate effective at February 28, 2017.
6
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $41,001,611 (cost $35,737,552), or 10.2% of total net assets.

7	Security has no stated coupon. However, it is expected to receive residual cash flow payments on deal defined payment dates.
8
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees.  The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $181,399 (cost $755,305), or less than 0.1% of total net assets.

9	Payment-in-kind security.
10	Security is in default.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Assets
Common Stocks	$182,456	$38,027		$157,141		$377,624
Short Term Investments	4,075,756	—		—		4,075,756
Municipal Bonds	—	446,459,503		—		446,459,503
Asset Backed Securities	—	36,724,518		—		36,724,518
Senior Floating Rate Interests	—	14,758,231		3,732,086		18,490,317
Corporate Bonds	—	15,393,117		—	*	15,393,117
Collateralized Mortgage Obligations	—	277,412		—		277,412
Total Assets	$4,258,212	$513,650,808		$3,889,227		$521,798,247

Liabilities
Swap Agreements	$—	$145,746	**	$—		$145,746
Unfunded Loan Commitments	—	76,122		—		76,122
Total Liabilities	$—	$221,868		$—		$221,868
*Market value is less than $1. **Represents the unrealized gain/loss at period end.

Other Information (unaudited)

If not referenced in the table, please refer to the Portfolio of Investments for a breakdown of investment type by industry category.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 2/28/2017	Valuation Technique	Unobservable Inputs	Input Range
Senior Floating Rate Interests	$ 3,115,704	Model Price	Purchase Price	—
Senior Floating Rate Interests	497,500	Model Price	Market Comparable Yields	5.5%
Senior Floating Rate Interests	118,882	Enterprise Value	Valuation Multiple	6.7%
Corporate Bonds	-*	Model Price	Liquidation Value	—
Common Stocks	157,115	Enterprise Value	Valuation Multiple	6.7%/7.2x
Common Stocks	26	Model Price	Liquidation Value	—
*Market value is less than $1.

Significant changes in valuation multiples or liquidation values would generally result in significant changes in the fair value of the security.

Any remaining Level 3 securities held by the Trust and excluded from the table above were not considered material to the Trust.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of February 28, 2017 compared to the valuation levels at then end of the previous fiscal year are detailed below:

Transfer from Level 3 to Level 2	$ 6,742

The transfer from Level 3 to Level 2 is due to availability of market price information at the period end.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 28, 2017:

	Asset Backed Securities	Senior Floating Rate Interests	Corporate Bonds	Common Stocks	Preferred Stocks	Total
Assets:
Beginning Balance	$-	$846,521	$85,272	$207,043	$-	$1,138,836
Paydowns Received	-	(5,688)	-	-	-	(5,688)
Realized Gain/Loss	(51,879)	(8,980)	-	-	(180,500)	(241,359)
Change in unrealized gain/loss	51,879	222,279	(32,732)	(112,179)	180,500	309,747
Purchases	-	3,345,000	-	-	-	3,345,000
Sales	-	(711,563)	-	-	-	(711,563)
Accrued discounts/(premiums)	-	35,506	1,787	-	-	37,293
Corporate Actions	-	9,011	(61,069)	62,277	-	10,219
Transfers into Level 3	-	-	-	-	-	-
Transfers out of Level 3	-	-	6,742	-	-	6,742
Ending Balance	$-	$3,732,086	$-	$157,141	$-	$3,889,227
Net change in unrealized appreciation (depreciation) for investments in securities still held at February 28, 2017	$-	$222,279	$-	$(112,179)	$-	$110,100

Other Information (unaudited)

As of February 28, 2017, the swap agreements outstanding were as follows:
Counterparty	Termination Date	Notional Amount ($000)	Pay Fixed Rate	Receive Floating Rate	Unrealized Appreciation (Depreciation)

Bank of America	10/16/2019	$57,000	1.6440%	3 Month LIBOR	$(196,843)
Bank of America	10/17/2019	$25,000	1.4605%	3 Month LIBOR	51,097
					$(145,746)

As of February 28, 2017, the Trust had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Maturity Date	Face Amount	Value
Solera LLC	03/03/2021	$450,000	$76,122
Totals		$450,000	$76,122

The securities below are considered illiquid and restricted under guidelines established by the Board:
Restricted Securities	Acquisition Date	Cost	Value
Schahin II Finance Company SPV Ltd. 5.88% due 09/25/22	01/08/14	$516,555	$74,923
Great Lakes CLO Ltd. 2012-1A, 01/15/23	05/08/13	238,750	106,476
Totals		$755,305	$181,399

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Taxable Municipal Managed Duration Trust’s (the “Trust”) policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semiannual or annual shareholder report.

1.	Significant Accounting Policies
The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Trust’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Trust’s securities or other assets.

Valuations of the Trust’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean between the last available bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, provided such amount approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

The value of interest rate swap agreements are accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the CME price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Eastern time. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available (including restricted securities) are fair valued as determined in good faith by the Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s)

“fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

2.	Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Trust’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Trust’s assets and liabilities are categorized as Level 2, or Level 3, as indicated in this report.

Indicative quotes from broker—dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Trust’s assets and liabilities, i.e. prices provided by a broker—dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Trust may not have the transparency to view the underlying inputs which support the market quotations.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker— dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3.	Federal Income Taxes
As of February 28, 2017, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation
$452,852,980	$72,239,612	$(3,294,345)	$68,945,267

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)   There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act, as amended (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Taxable Municipal Managed Duration Trust

By:          /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:      April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:       April 27, 2017

By:        /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:    April 27, 2017